Note 9 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2013	2012	2011

Balance at year-end	$10,809	$6,538	$7,392
Average balance outstanding	8,806	7,005	7,276
Maximum month-end balance	17,351	7,458	7,552
Weighted-average rate at year-end	1.44%	2.97%	3.14%
Weighted-average rate during the year	3.15%	3.73%	3.23%